Victory Capital Growth Fund Expense Example - Victory Capital Growth Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	$ 2,079